SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Selling, general and administrative expense [Line Items]
Services and fees	$ 73,401	$ 60,216	$ 53,220
Labor cost	299,139	250,697	192,854
Depreciation of property, plant and equipment	13,990	14,153	15,920
Amortization of intangible assets	26,395	39,372	73,224
Maintenance and expenses	8,311	6,977	4,275
Taxes	170,216	160,254	97,075
Office expenses	41,921	34,968	27,314
Freight and transportation	499,127	365,455	283,808
Increase (decrease) of allowance for doubtful accounts	114	350	336
Others	11,032	17,682	14,856
Selling, general and administrative expenses	1,143,646	950,124	762,882
PwC
Selling, general and administrative expense [Line Items]
Auditor's remuneration	3,991	3,241	3,289
Auditor's remuneration for audit services	3,681	3,157	3,132
Auditor's remuneration for audit-related services	272	78	41
Auditor's remuneration for tax services			95
Auditor's remuneration for other services	$ 38	$ 6	$ 21